Income and Expenses - General and Administrative Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	€ 45,547	€ 26,334	€ 23,520
Wages, Benefits and Social Security Expense
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	19,122	8,582	9,861
Purchased Services
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	6,419	5,177	3,544
Lease and Lease Related Cost
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	1,715	1,012	1,611
Other
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	5,078	3,000	4,039
Travel Costs
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	1,391	1,043	247
Insurance Premiums
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	1,061	145	99
Laboratory Supplies
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	785	456	63
Job Advertisement Expenses
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	548	861	719
IT and Office Equipment
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	4,573	3,774	2,706
Depreciation and Amortization
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	€ 4,855	€ 2,284	€ 630